Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2021
Financial instruments and risk management [Abstract]
Financial Instruments
The Company’s financial instruments have been classified as follows:

December 31, 2021	Level 1	Level 2	Level 3	Total
Fair value carried through profit and loss
Warrant Liability	-	99,021,368	-	99,021,368
Deposits	156,093,443	-	-	156,093,443

December 31, 2020	Level 1	Level 2	Level 3	Total
Fair value through profit and loss
Deposits	7,157,857	-	-	7,157,857